Expense Example - FidelityAdvisorValueFund-AMCIZPRO - FidelityAdvisorValueFund-AMCIZPRO - Fidelity Advisor Value Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Value Fund - Class A
Expense Example:
1 year	$ 685
3 years	928
5 years	1,191
10 years	1,940
Fidelity Advisor Value Fund - Class C
Expense Example:
1 year	293
3 years	607
5 years	1,050
10 years	2,082
Fidelity Advisor Value Fund - Class M
Expense Example:
1 year	488
3 years	784
5 years	1,104
10 years	2,009
Fidelity Advisor Value Fund - Class I
Expense Example:
1 year	92
3 years	291
5 years	507
10 years	1,129
Fidelity Advisor Value Fund - Class Z
Expense Example:
1 year	77
3 years	249
5 years	438
10 years	$ 984